LEASES (Schedule of Aggregate Lease Payments for Right of Use Assets Remaining Lease Period) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 5,545
2023	4,490
2024	3,956
2025	3,400
2026	2,874
2027 and thereafter	9,950
Total undiscounted lease payments	30,215
Less: adjustment to discounted lease payments	(2,765)
Total discounted lease payments	$ 27,450